Offerings - Offering: 1	Feb. 05, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 36,927,858.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,099.74
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $5,099.74 was paid in connection with the filing of the Schedule TO-I by Constitution Capital Access Fund, LLC (File No. 005-93782) on October 3, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.